INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Finished goods	$ 31,541	$ 25,986
Work-in-process	4,833	3,741	$ 4,614
Raw materials and supplies	34,693	31,196	36,054
Inventory Net	$ 71,067	$ 60,923	$ 62,126